General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of General And Administrative Expenses [Abstract]
Summary of Company's General and Administrative Expenses

The following table summarizes the Company’s general and administrative expenses:

	December 31 2020	December 31 2019
	$	$
Salaries, benefits and directors’ fees	4,475	3,657
Office and administration	1,360	941
Professional fees	1,073	955
Regulatory and filing fees	277	235
Travel	27	444
Investor relations	303	227
Depreciation	198	233
	7,713	6,692